UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha,   NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

             80 Arkay Drive Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

8/31

Date of reporting period:  11/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Hundredfold Select Alternative Fund
Schedule of Investments (Unaudited)
November 30, 2013

Shares			Value	Shares					Value
						SHORT-TERM INVESTMENTS - 10.9%
		MUTUAL FUNDS - 62.4%				MONEY MARKET FUND - 10.9%
		ASSET ALLOCATION FUND - 17.2%		15,602,414		Fidelity Institutional Money Market Funds - Money Market Portfolio 0.18% +*
544,974		Gabelli Enterprise Mergers and Acquisitions Fund *	$ 7,242,698			TOTAL SHORT-TERM INVESTMENTS (Cost - $15,602,414)			$ 15,602,414
864,148		Hatteras Alpha Hedged Strategies Fund *	10,145,101
652,968		Neuberger Berman Absolute Return Multi Manager Fund	7,189,178			TOTAL INVESTMENTS - 78.4% (Cost - $110,251,972)^			$ 112,045,083
			24,576,977			OTHER ASSETS LESS LIABILITIES - 21.6%			31,013,566
		DEBT FUND - 34.8%				NET ASSETS - 100.0%			$ 143,058,649
752,632		Lord Abbett Floating Rate Fund	7,150,000
2,982,356		PIMCO High Yield Spectrum Fund	33,014,680		+	Variable rate security; the rate shown represents the rate at November 30, 2013.
1,866,348		Western Asset High Yield Fund	16,722,481		*	All or part of the security was held as collateral for future and swap contracts as of November 30, 2013.
			56,887,161		^	Represents cost for financial reporting purposes. Unrealized appreciation (depreciation) of
		EQUITY FUND - 2.7%				(excluding the value of swaps positions) is Aggregate cost for federal tax
660,113		BlackRock Global Long/Short Equity Fund *	7,782,731			purposes $110,251,972 and differs from market value by net securities as follows:
								Unrealized Appreciation:	$ 1,793,111
		TOTAL MUTUAL FUNDS (Cost - $87,491,110)	89,246,869					Unrealized Depreciation:	-
								Net Unrealized Appreciation:	$ 1,793,111
		EXCHANGE TRADED FUNDS - 5.0%
		EQUITY FUND - 5.0%
335,000		Financial Select Sector SPDR Fund
		(Cost - $7,158,448)	7,195,800

Hundredfold Select Alternative Fund
Future Contracts
No. of							Notional Value at		Unrealized
Contracts		Name				Expiration	November 30, 2013		Appreciation
64		Russell Mini Future				December-13	$ 7,306,880		$ 145,870

Hundredfold Select Alternative Fund
Long Equity Swap Contracts
									Unrealized Appreciation
			Number of Shares	Notional Value at November 30, 2013			Termination Date
Reference Entity						Interest Rate Payable(1)		Counterparty
WisdomTree Chinise Yuan Fund			52,000	$ 1,358,952		3-Mth USD_LIBOR plus 100 bps	1/7/2015	CS	$ 15,408
Guggenheim Floating Rate Strats Instl			761,672	20,024,460		1-Mth USD_LIBOR plus 30 bps	8/18/2014	CS	380,736
Highland Floating Rate Opportunities Z			1,761,699	13,647,869		1-Mth USD_LIBOR plus 30 bps	10/6/2014	CS	569,036
Lord Abbett Floating Rate F			2,140,795	20,101,057		1-Mth USD_LIBOR plus 30 bps	8/11/2014	CS	236,492
Nuveen High Yield Municipal Bond I			904,958	13,884,548		1-Mth USD_LIBOR plus 30 bps	10/24/2014	CS	133,252
Oppenheimer Senior Floating Rate Y			3,236,584	26,808,584		1-Mth USD_LIBOR plus 30 bps	8/11/2014	CS	346,357
Totals				$ 95,825,470					$ 1,681,281

		CS- Credit Suisse Capital, LLC
	(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

Hundredfold Select Equity Fund
Schedule of Investments (Unaudited)
November 30, 2013

Shares			Value	Shares					Value
		MUTUAL FUNDS - 25.1%				SHORT-TERM INVESTMENTS - 18.3%
		EQUITY FUND - 25.1%				MONEY MARKET FUND - 18.3%
49,529		Akre Focus Fund	$ 1,021,298	2,159,991		Fidelity Institutional Money Market Funds - Money Market Portfolio 0.18% +* (Cost - $2,159,991)
32,550		PRIMECAP Odyssey Aggressive Growth Fund *	965,425						$ 2,159,991
46,726		Thornburg International Growth Fund	972,360
		TOTAL MUTUAL FUNDS (Cost - $2,825,836)	2,959,083			TOTAL INVESTMENTS -104.6% (Cost - $12,064,613) ^			$ 12,346,886
						LIABILITIES LESS OTHER ASSETS - (4.6) %			(537,560)
		EXCHANGE TRADED FUNDS - 61.2%				NET ASSETS - 100.0%			$ 11,809,326
		EQUITY FUND - 61.2%
31,000		iShares Latin America 40 ETF	1,185,440		+	Variable rate security; the rate shown represents the rate at November 30, 2013.
16,000		iShares Micro-Cap ETF	1,181,760		*	All or part of the security was held as collateral for swap contracts as of November 30, 2013.
17,600		iShares MSCI Frontier 100 ETF	580,624		^	Represents cost for financial reporting purposes. Aggregate cost for federal tax
16,800		iShares U.S. Broker-Dealers ETF	628,656			purposes (excluding the value of futures and swap positions) is $12,064,613 and differs from
13,000		iShares U.S. Healthcare Providers ETF	1,212,510			market value by net unrealized appreciation (depreciation) of securities as follows:
12,000		Powershares Dynamic Pharmaceuticals Portfolio	631,080					Unrealized Appreciation:	$ 284,358
28,000		ProShares UltraShort Real Estate *	618,240					Unrealized Depreciation:	(2,085)
18,100		SPDR S&P Homebuilders ETF	578,114					Net Unrealized Appreciation:	$ 282,273
15,300		SPDR S&P Regional Banking ETF	611,388
		TOTAL EXCHANGE TRADED FUNDS
		(Cost - $7,078,786)	7,227,812

Hundredfold Select Equity Fund
Long Equity Swap Contracts
									Unrealized Appreciation (Depreciation)
			Number of Shares	Notional			Termination Date
Reference Entity				Value at November 30, 2013		Interest Rate Payable(1)		Counterparty
Guggenheim Spin-off ETF			13,100	$ 593,103		3-Mth USD_LIBOR plus 100 bps	1/7/2015	CS	$ 16,440
Ishares China Large-Cap ETF			14,500	582,108		3-Mth USD_LIBOR plus 100 bps	12/9/2013	CS	(223)
Ishares MSCI Europe Financial ETF			19,800	1,158,163		3-Mth USD_LIBOR plus 100 bps	12/9/2013	CS	17,357
Ishares MSCI Germany ETF			39,600	1,189,693		3-Mth USD_LIBOR plus 100 bps	1/7/2015	CS	20,087
Ishares Nasdaq Biotechnology ETF			5,600	1,195,539		3-Mth USD_LIBOR plus 100 bps	12/9/2013	CS	59,757
Ishares US Financial Services ETF			7,400	596,048		3-Mth USD_LIBOR plus 100 bps	1/7/2015	CS	7,422
				$ 5,314,654					$ 120,840

		CS- Credit Suisse Capital, LLC
	(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

Hundredfold Select Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its Portfolio of Investments.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Financial futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Other Swaps are valued by a pricing agent covering the specific type of swap; for example, certain credit default swaps (“CDS”) and credit indices (i.e., CDX) are valued independently by a Board approved pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor and/or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor and/or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurancesthat the market discount or market premium on shares of any closed-end investment company purchased by each Fund will no change.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Hundredfold Select Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2013

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2013 for each Fund’s assets and liabilities measured at fair value:

SELECT ALTERNATIVE
Assets	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$ 89,246,869	$ -	$ -	$ 89,246,869
Exchange Traded Funds	7,195,800	-	-	7,195,800
Money Market Fund	15,602,414	-	-	15,602,414
Total Investments	$ 112,045,083	$ -	$ -	$ 112,045,083
Derivatives
Open Swaps	$ -	$ 1,681,281	$ -	$ 1,681,281
Futures Contracts		145,870	-	145,870
Total Derivatives	$ -	$ 1,827,151	$ -	$ 1,827,151
Total	$ 112,045,083	$ 1,827,151	$ -	$ 113,872,234

SELECT EQUITY
Assets	Level 1	Level 2	Level 3	Total
Investments
Mutual Fund	$ 2,959,083	$ -	$ -	$ 2,959,083
Exchange Traded Funds	7,227,812	-	-	7,227,812
Money Market	2,159,991	-	-	2,159,991
Total Investments	$ 12,346,886	$ -	$ -	12,346,886
Derivative
Open Swaps	$ -	$ 121,063	$ -	$ 121,063
Total Derivative	-	121,063	-	121,063
Total	$ 12,346,886	$ 121,063	$ -	$ 12,467,949
Liabilities
Derivative
Open Swaps	$ -	$ 223	$ -	$ 223
Total Liabilities	$ -	$ 223	$ -	$ 223

The Fund's did not hold any Level 3 securities during the period.

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector).

Hundredfold Select Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Niovember 30, 2013

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index. The Funds collateralize swap agreements with cash and certain securities of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser.

The derivative instruments as of November 30, 2013 as disclosed in the Schedule of Investments serve as indicators of the volume of derivative activity for the portfolio

The following is a summary of risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by each Fund as of November 30, 2013:

		Currency risk	Equity risk	Credit risk	Total
	Futures	$ -	$ 145,870	$ -	$ 145,870
Hundredfold Select Alternative Fund	Swap Contracts	15,408	-	1,665,873	1,681,281
	Total	$ 15,408	$ 145,870	$ 1,665,873	$ 1,827,151

Hundredfold Select Equity Fund	Swap Contracts	$ -	$ 120,840	$ -	$ 120,840

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

1/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

1/28/14

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

1/28/14